SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES, Marketing and Sales (FY) (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES [Abstract]
Selling and Marketing Expense	$ 1,175,300	[1]	$ 388,400	[1]	$ 2,245,700	[1]	$ 644,500	[1]	$ 1,279,600	$ 625,900

[1]	Costs of operating expenses include stock based compensation expense as follows: